Pension schemes	12 Months Ended
Dec. 31, 2022
Pension schemes
Pension schemes

6 Pension schemes

Accounting policy

The expense of defined benefit pension schemes and other post-retirement employee benefits is determined using the projected unit credit method and charged in the income statement as an operating expense, based on actuarial assumptions reflecting market conditions at the beginning of the financial year. Actuarial gains and losses are recognised in full in the statement of comprehensive income in the period in which they occur.

Past service costs and credits are recognised immediately at the earlier of when plan amendments or curtailments occur and when related restructuring costs or termination benefits are recognised. Settlements are recognised when they occur.

Net pension obligations in respect of defined benefit schemes are included in the statement of financial position at the present value of scheme liabilities, less the fair value of scheme assets. Where schemes are in surplus, i.e. assets exceed liabilities, the net pension assets are separately included in the statement of financial position. Any net pension asset is limited to the extent that the asset is recoverable.

The expense of defined contribution pension schemes and other employee benefits is charged in the income statement as incurred.

At 31 December 2022, the Group operates defined benefit pension schemes in the UK and the US. These schemes require management to exercise judgement in: estimating the ultimate cost of providing post-employment benefits, especially given the length of each scheme’s liabilities and; for funded schemes in an accounting surplus position, whether the surplus can be recognised.

Key source of estimation uncertainty

Accounting for defined benefit pension schemes involves judgement and estimation about uncertain events, including the life expectancy of the members, inflation and the rate at which the future pension payments are discounted. Estimates for these factors are used in determining the pension cost and liabilities reported in the financial statements. The estimates made around future developments of each of the critical assumptions are made in conjunction with independent actuaries. Each scheme is subject to a periodic review by independent actuaries. The discount rate, inflation rate and mortality assumptions may have a material effect in determining the defined benefit pension obligation and costs which are reported in the financial statements. Information regarding the more significant assumptions used for valuation is provided below, together with a sensitivity analysis.

A number of pension schemes are operated around the world. The largest defined benefit schemes as at 31 December 2022 were in the UK and the US, and are summarised below.

Major defined benefit schemes in place at 31 December 2022

The UK scheme is a final salary scheme and is closed to new hires. Members accrue a portion of their final pensionable earnings based on the number of years of service. The US scheme is a cash balance scheme and was closed to future accruals effective 1 January 2019.

Each of the major defined benefit schemes is administered by a separate fund that is legally separated from the Group. The trustees of the pension funds in the UK and plan fiduciaries of the US scheme are required by law to act in the interest of the funds’ beneficiaries.
In the UK, the trustees of the pension fund are responsible for the investment policy with regard to the assets of the fund. The board of trustees consists of an equal number of company-appointed and member-nominated Directors. In the US, the fiduciary duties for the scheme are allocated between committees which are staffed by senior employees of the Group; the investment committee has the primary responsibility for the investment and management of plan assets. The funding of the Group’s major schemes reflects the different rules within each jurisdiction.

In the UK, the level of funding is determined by statutory triennial actuarial valuations in accordance with pensions legislation. Where the scheme falls below 100% funded status, the Group and the scheme trustees must agree on how the deficit is to be remedied. The UK Pensions Regulator has significant powers and sets out in codes and guidance the parameters for scheme funding. As a result of the 2021 triennial valuation, the Group’s remaining deficit funding contributions to the scheme over the period 2023 to 2024 are £76m.

The US scheme has an annual statutory valuation which forms the basis for establishing the employer contribution each year (subject to ERISA and IRS minimums). Should the statutory funded status fall to below 100%, the US Pension Protection Act requires the deficit to be rectified with additional contributions over a seven-year period. The US scheme’s funded status is in excess of 100%.

Employer cash contributions to defined benefit pension schemes in respect of 2023 are expected to be approximately £63m including a £50m pension deficit funding contribution relating to the UK scheme recovery plan.

The pension expense (excluding interest amounts) recognised in the income statement consists of:

	2020	2021	2022
	£m	£m	£m
Defined benefit pension expense	11	24	19
Defined contribution pension expense	114	109	131
Total	125	133	150

£150m (2021: £133m; 2020: £125m) of the total pension cost is recognised within operating profit.

6 Pension schemes (continued)

The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

	2020			2021			2022
	UK	US	Total	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Service cost	21	3	24	21	3	24	16	3	19
Settlement and past service credits	–	(13)	(13)	–	–	–	–	–	–
Defined benefit pension expense	21	(10)	11	21	3	24	16	3	19
Net interest on net defined benefit obligation	9	1	10	8	1	9	4	1	5
Net defined benefit pension expense	30	(9)	21	29	4	33	20	4	24

In 2020, the past service credit relates to changes to the US scheme allowing in-service distributions to be made.

Net interest on net defined benefit pension scheme liabilities is presented within net finance costs in the income statement.

The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

AS AT 31 DECEMBER	2020		2021		2022
	UK	US	UK	US	UK	US
Discount rate	1.45%	2.45%	1.95%	2.80%	4.90%	5.35%
Inflation	2.80%	2.50%	3.30%	2.50%	3.20%	2.50%

Discount rates are set by reference to high-quality corporate bond yields.

Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2022	Male average life		Female average
	expectancy		life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	86	90	89

6 Pension schemes (continued)

The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2021			2022
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Defined benefit obligation
At start of year	(4,668)	(1,062)	(5,730)	(4,629)	(992)	(5,621)
Service cost	(21)	(3)	(24)	(16)	(3)	(19)
Interest on pension scheme liabilities	(67)	(25)	(92)	(89)	(29)	(118)
Actuarial gain on financial assumptions	155	38	193	1,809	224	2,033
Actuarial loss arising from experience assumptions	(152)	(1)	(153)	(81)	(7)	(88)
Contributions by employees	(9)	–	(9)	(8)	–	(8)
Benefits paid	133	69	202	127	54	181
Exchange translation differences	–	(8)	(8)	–	(112)	(112)
At end of year	(4,629)	(992)	(5,621)	(2,887)	(865)	(3,752)

Fair value of scheme assets
At start of year	4,076	1,077	5,153	4,390	1,007	5,397
Interest income on plan assets	59	24	83	85	28	113
Return on assets excluding amounts included in interest income	318	(39)	279	(1,573)	(247)	(1,820)
Contributions by employer	61	6	67	69	6	75
Contributions by employees	9	–	9	8	–	8
Benefits paid	(133)	(69)	(202)	(127)	(54)	(181)
Exchange translation differences	–	8	8	–	114	114
At end of year	4,390	1,007	5,397	2,852	854	3,706

Opening net balance	(592)	15	(577)	(239)	15	(224)
Service cost	(21)	(3)	(24)	(16)	(3)	(19)
Net interest on net defined benefit obligation	(8)	(1)	(9)	(4)	(1)	(5)
Contributions by employer	61	6	67	69	6	75
Actuarial gains/(losses)	321	(2)	319	155	(30)	125
Exchange translation differences	–	–	–	–	2	2
Net pension balance	(239)	15	(224)	(35)	(11)	(46)
Impact of asset ceiling	(3)	(42)	(45)	(5)	(4)	(9)
Overall net pension balance	(242)	(27)	(269)	(40)	(15)	(55)

As at 31 December 2022, the defined benefit obligations comprised £3,569m (2021: £5,360m) in relation to funded schemes and £183m (2021: £261m) in relation to unfunded schemes.

The weighted average duration of defined benefit scheme liabilities is 15 years in the UK (2021: 19 years) and 9 years in the US
(2021: 11 years). Net deferred tax assets of £14m (2021: £68m) are recognised in respect of the net pension balance.

A net pension asset has been recognised in relation to the UK and US funded scheme after considering the guidance in IAS 19 – Employee Benefits and IFRIC 14. The UK funded scheme moved into a surplus position for the first time at the interim reporting date of 30 June 2022. The split between net pension obligations and net pension assets is as follows:

	2021	2022
	£m	£m
Net pension asset recognised	46	129
Net pension obligation	(315)	(184)
Overall net pension balance	(269)	(55)

6 Pension schemes (continued)

Amounts recognised in the statement of comprehensive income are set out below:

	2020	2021	2022
	£m	£m	£m
Gains and losses arising during the year:
Experience gains/(losses) on scheme liabilities	47	(153)	(88)
Experience gains/(losses) on scheme assets	426	279	(1,820)
Actuarial (losses)/gains on the present value of scheme liabilities due to changes in:
– discount rates	(671)	463	2,000
– inflation	127	(290)	32
– other actuarial assumptions	(47)	20	1
	(118)	319	125
Net cumulative losses at start of year	(828)	(946)	(627)
Net cumulative losses at end of year	(946)	(627)	(502)

In addition, a gain of £39m (2021: £2m) is recognised in the statement of comprehensive income in relation to the asset ceiling. As at 31 December 2022, the impact of the asset ceiling on the overall net pension obligation is £9m (2021: £45m). In 2022 there was a £4m (2021: nil) foreign exchange gain on the asset ceiling.

The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2021			2022
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Equities	1,595	5	1,600	272	4	276
Liability matching assets	1,704	977	2,681	899	802	1,701
Property funds and ground leases	743	–	743	651	–	651
Direct lending	208	–	208	241	–	241
Cash and cash equivalents	127	25	152	788	17	805
Other	13	–	13	1	31	32
Total	4,390	1,007	5,397	2,852	854	3,706

Included within liability matching assets of the UK scheme are asset backed securities totalling £375m (2021: £593m), other credit assets of £199m (2021: £205m) and government bonds totalling £1,721m (2021: £1,715m) offset by interest rate swaps of £115m (2021: £2m) and short-term sale and repurchase agreements totalling £1,284m (2021: £808m) whereby the UK scheme funds the purchase of government bonds using existing bonds as security.

Assets and obligations associated with the schemes are sensitive to changes in the market values of assets and the market-related assumptions used to value scheme liabilities. In particular, adverse changes to asset values, discount rates or inflation could increase future pension costs and funding requirements.

Typically, the Group’s schemes are exposed to: investment risks, whereby actual rates of return on plan assets may be below those rates used to determine the defined benefit obligations; and interest rate risks, whereby scheme deficits may increase if bond yields in the UK and the US decline and are not offset by returns in liability matching and other assets. The schemes are also exposed to other risks, such as unanticipated future increases in member longevity patterns and inflation, all potentially leading to an increase in scheme liabilities.

Investment policies of each scheme are intended to ensure continuous payment of defined benefit pensions in the short term and long term. Efforts are made to limit risks on marketable securities by adopting investment policies that diversify assets across geographies and among equities, liability matching assets, property funds, cash and other assets. Asset allocations are dependent on a variety of factors including the duration of scheme liabilities and the funded position of the plan. The primary UK scheme uses a liability driven investment (LDI) approach for part of the portfolio, investing primarily in government bonds so that the value of scheme assets change in the same way as the scheme’s liabilities and achieve a matching effect for the most significant plan liability assumptions of interest rates and inflation rates.

All equities and bonds have quoted prices in active markets.

6 Pension schemes (continued)

Sensitivity analysis

The valuation of the Group’s pension scheme liabilities involves significant actuarial assumptions, being the life expectancy of the members, inflation and the rate at which the future pension payments are discounted. Differences arising from actual experience or future changes in assumptions may materially affect future pension charges. In particular, changes in assumptions for discount rates, inflation and life expectancies that are reasonably possible would have the following approximate effects on the defined benefit pension obligations:

£m
Increase/decrease of 0.5% in discount rate	225
Increase/decrease of 0.25% in the expected inflation rate	64
Increase/decrease of one year in assumed life expectancy	95

The above analysis has been calculated on the same basis used to determine the defined benefit obligation recognised in the statement of financial position. There has been no change in the methods used to prepare the analysis compared with prior years. This sensitivity analysis may not be representative of the actual change in the defined benefit obligation as it is unlikely that changes in the above assumptions would occur in isolation as some of the assumptions may be correlated.